SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan and Group Long Term Share Plan	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lloyds Banking Group executive share plan 2006
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Outstanding at 1 January (in shares)	350,873,627	533,987,527
Granted (in shares)	0	0
Exercised (in shares)	(50,703,778)	(39,621,415)
Number of options, forfeited (in shares)	(98,741,356)	(144,437,243)
Dividend award (in shares)	966,016	944,758
Outstanding at 31 December (in shares)	202,394,509	350,873,627
Lloyds Banking Group long term share plan
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Outstanding at 1 January (in shares)	77,883,068	0
Granted (in shares)	108,513,202	83,456,304
Exercised (in shares)	0	0
Number of options, forfeited (in shares)	(14,448,527)	(5,573,236)
Dividend award (in shares)	0	0
Outstanding at 31 December (in shares)	171,947,743	77,883,068